Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Loss	$ (423,487)	$ (2,954,465)	$ (11,103,503)	$ (10,725,183)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	3,503	3,414	17,235	349,851
Stock-based compensation	(1,132,067)	1,417,943	4,466,890	3,315,895
Net income from investments		(110,721)	(78,510)	183,241
Loss on extinguishment of debt	263,857			218,238
Loss on disposition of long-term assets			37,979	127,927
Loss on impairment of goodwill			815,500
Amortization of debt discount	484,268	284,985	1,155,772	1,131,629
Amortization of right-of-use asset	27	636
Right-of-use asset			263	4,055
Income tax benefit				666,616
Changes in operating assets & liabilities
Accounts receivable and notes receivable	197,501	(56,834)	53,046	(53,256)
Deposits & prepaid expenses	7,200	(13,022)	71,285	(31,331)
Accounts payable	127,822	155,113	415,912	631,537
Accrued liabilities	344,422	21,205	461,468	143,439
Net cash used in operating activities	(126,954)	(1,251,746)	(3,686,663)	(4,037,342)
Cash Flows from Investing Activities:
Cash acquired in business combination				9,000
Sales of marketable securities		681,464	936,330	2,203,666
Purchase of marketable securities		(681,464)	(713,621)	(1,503,666)
Acquisition of fixed assets			(35,431)	(57,540)
Net cash provided by (used in) investing activities			187,278	651,460
Cash Flows from Financing Activities:
Sale of common stock		725,000	1,275,000	1,956,000
Repurchase of common stock			(136,827)
Proceeds from convertible notes payable				1,935,000
Proceeds from notes payable	100,000		1,719,800
(Payments) proceeds from PPP loan	(833)	(1,239)	(4,970)	(4,920)
Payments on line of credit	(960)	(1,353)	(4,316)	(10,019)
Net cash provided by financing activities	98,207	722,408	2,848,687	3,876,061
Decrease in Cash	(28,747)	(529,338)	(650,698)	490,179
Cash at beginning of period	100,319	751,017	751,017	260,838
Cash at end of period	71,572	221,679	100,319	751,017
Supplemental Cash Flow Information
Cash paid for interest	0	200,700	299,700	258,000
Cash paid for income taxes	0	0	2,033
Non-cash investing and financing activities:
Common stock issued for payment of accrued interest	$ 197,817	$ 0
Non-cash investing and financing activities:
Common stock issued for business combination				467,500
Warrants issued with convertible notes payable				857,835
Common stock issued to satisfy debt and accounts payable				561,100
Common stock issued with convertible notes payable				$ 111,847